UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cadian Capital Management, LLC

Address:  461 Fifth Avenue
          24th Floor
          New York, New York  10017

13F File Number: 028-12842

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Graham Quigley
Title:   Chief Financial Officer
Phone:   (212) 792-8800


Signature, Place and Date of Signing:

/s/ Graham Quigley              New York, New York           May 15, 2008
-----------------------     --------------------------    ----------------------
    [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  2

Form 13F Information Table Entry Total:  30

Form 13F Information Table Value Total:  $356,225
                                         (thousands)


List of Other Included Managers:

No.       Form 13F File Number          Name

1.        028-12841                     Cadian Fund LP

2.        028-12845                     Cadian Offshore Fund Ltd.



                                                    FORM 13F INFORMATION TABLE
                                                  Cadian Capital Management, LLC
                                                          March 31, 2008



COLUMN 1                          COLUMN  2   COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6      COLUMN 7       COLUMN 8

                                                          VALUE      SHRS OR  SH/ PUT/  INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP      (X$1000)    PRN AMT  PRN CALL  DISCRETION     MANAGERS   SOLE   SHARED NONE

ARCSIGHT INC                  COM             039666102   3,772      545,843  SH        SHARED-DEFINED   1,2     545,843
ATHENAHEALTH INC              COM             04685W103     575       24,300  SH        SHARED-DEFINED   1,2      24,300
BANKRATE INC                  COM             06646V108   1,746       35,000  SH        SHARED-DEFINED   1,2      35,000
CADENCE DESIGN SYSTEM INC     COM             127387108  21,854    2,046,300  SH        SHARED-DEFINED   1,2   2,046,300
CHINA DIGITAL TV HLDG CO LTD  SPONSORED ADR   16938G107   3,105      166,420  SH        SHARED-DEFINED   1,2     166,420
CHINA MED TECHNOLOGIES INC    SPONSORED ADR   169483104  20,236      492,487  SH        SHARED-DEFINED   1,2     492,487
CYPRESS SEMICONDUCTOR CORP    COM             232806109   2,361      100,000  SH        SHARED-DEFINED   1,2     100,000
E M C CORP MASS               COM             268648102  40,555    2,828,100  SH        SHARED-DEFINED   1,2   2,828,100
ELECTRONICS FOR IMAGING INC   COM             286082102   5,968      400,000  SH        SHARED-DEFINED   1,2     400,000
F5 NETWORKS INC               COM             315616102   6,469      356,004  SH        SHARED-DEFINED   1,2     356,004
INNERWORKINGS INC             COM             45773Y105     412       29,400  SH        SHARED-DEFINED   1,2      29,400
INTEGRATED DEVICE TECHNOLOGY  COM             458118106  23,218    2,600,000  SH        SHARED-DEFINED   1,2   2,600,000
INVERNESS MED INNOVATIONS IN  COM             46126P106  25,585      850,000      CALL  SHARED-DEFINED   1,2     850,000
INVERNESS MED INNOVATIONS IN  COM             46126P106  40,632    1,349,900  SH        SHARED-DEFINED   1,2   1,349,900
IXIA                          COM             45071R109  16,325    2,103,755  SH        SHARED-DEFINED   1,2   2,103,755
LAMAR ADVERTISING CO          CL A            512815101   5,390      150,000  SH        SHARED-DEFINED   1,2     150,000
LIFE TIME FITNESS INC         COM             53217R207     468       15,000  SH        SHARED-DEFINED   1,2      15,000
LIONBRIDGE TECHNOLOGIES INC   COM             536252109  11,934    3,562,534  SH        SHARED-DEFINED   1,2   3,562,534
NETEASE COM INC               SPONSORED ADR   64110W102  13,989      728,200  SH        SHARED-DEFINED   1,2     728,200
NETEZZA CORP                  COM             64111N101   1,780      192,650  SH        SHARED-DEFINED   1,2     192,650
NETSUITE INC                  COM             64118Q107   1,430       66,400  SH        SHARED-DEFINED   1,2      66,400
NETWORK APPLIANCE INC         COM             64120L104  19,557      975,400  SH        SHARED-DEFINED   1,2     975,400
NEUSTAR INC                   CL A            64126X201  15,623      590,000  SH        SHARED-DEFINED   1,2     590,000
ORION ENERGY SYSTEMS INC      COM             686275108     271       28,403  SH        SHARED-DEFINED   1,2      28,403
PEGASYSTEMS INC               COM             705573103   4,670      484,900  SH        SHARED-DEFINED   1,2     484,900
RIVERBED TECHNOLOGY INC       COM             768573107  17,484    1,176,582  SH        SHARED-DEFINED   1,2   1,176,582
SUCCESSFACTORS INC            COM             864596101   4,147      424,930  SH        SHARED-DEFINED   1,2     424,930
TERADATA CORP DEL             COM             88076W103  25,921    1,175,000  SH        SHARED-DEFINED   1,2   1,175,000
TESSERA TECHNOLOGIES INC      COM             88164L100  20,320      976,900  SH        SHARED-DEFINED   1,2     976,900
VMWARE INC                    CL A COM        928563402     428       10,000  SH        SHARED-DEFINED   1,2      10,000




SK 25926 0001 879368